Accrued Liabilities To Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accrued Liabilities To Related Parties

7. ACCRUED LIABILITIES TO RELATED PARTIES

As of December 30, 2011 and 2010: (1) $37,916 of fees accrued to Board of Director member Stephen Sperco ($17,499) and former Board of Director member Dale Geary ($20,417) and (2) $6,000 of accrued vehicle allowances to Stephen Sperco are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet. On December 29, 2011 we issued 20,000,000 shares of common stock for the partial settlement of the related party promissory note for $30,000 and accrued interest payable of $230,000, or a total of $260,000. As of December 31, 2011 and 2010, accrued interest on the note payable to related party of $90,325 and 26,565, respectively are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.